The Nature of Expenses - Summary of Employee Benefits Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Salary	$ 5,710,589	$ 5,323,137	$ 5,398,613
Share-based payments	15,345,009
Labor and health insurance	574,946	502,756	426,515
Pension	256,815	245,471	248,684
Others	177,846	176,854	169,372
Total	22,065,205	6,248,218	6,243,184
Recognized in Cost of Revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total	1,317,558	994,178	949,916
Recognized in Operating Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 20,747,647	$ 5,254,040	$ 5,293,268